Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

The Compensation Committee is responsible for granting equity awards to align executive compensation with long-term stockholder interests. The committee follows a structured approach to the timing and pricing of equity grants to ensure consistency and transparency. Equity awards, including stock options, restricted stock, and performance restricted stock units, are typically granted at the first Compensation Committee meeting of the year, subject to approval of the Board. The grant date is the date of this meeting, and the fair market value is based on the closing stock price on that date. In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. Equity awards to newly hired executives are approved by the Compensation Committee at the first regularly scheduled meeting following the executive’s start date. The grant date is the date of this meeting, and the fair market value is based on the closing stock price on the executive’s start date. When an executive is promoted, the Compensation Committee may grant additional equity awards, effective as of the committee’s approval date and the fair market value is based on the closing stock price on such date. The Company does not time or structure equity grants in coordination with the release of material non-public information (MNPI) or for the purpose of affecting the value of executive compensation. To maintain consistency and prevent potential manipulation, the Company prohibits “spring-loading” and “bullet-dodging” in equity grant practices.

Award Timing Method	The Compensation Committee is responsible for granting equity awards to align executive compensation with long-term stockholder interests. The committee follows a structured approach to the timing and pricing of equity grants to ensure consistency and transparency. Equity awards, including stock options, restricted stock, and performance restricted stock units, are typically granted at the first Compensation Committee meeting of the year, subject to approval of the Board. The grant date is the date of this meeting, and the fair market value is based on the closing stock price on that date. In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. Equity awards to newly hired executives are approved by the Compensation Committee at the first regularly scheduled meeting following the executive’s start date. The grant date is the date of this meeting, and the fair market value is based on the closing stock price on the executive’s start date. When an executive is promoted, the Compensation Committee may grant additional equity awards, effective as of the committee’s approval date and the fair market value is based on the closing stock price on such date. The Company does not time or structure equity grants in coordination with the release of material non-public information (MNPI) or for the purpose of affecting the value of executive compensation. To maintain consistency and prevent potential manipulation, the Company prohibits “spring-loading” and “bullet-dodging” in equity grant practices.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false